PostEmployment Benefit Obligations (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Assets, beginning of year	$ 19,639
Actuarial gain (loss)	(1,782)	$ 117
Benefits paid	(1,308)	(1,272)
Assets, end of year	20,984	19,639
Plan assets [Member]
Statement [Line Items]
Assets, beginning of year	19,639	18,683
Return on assets	976	912
Actuarial gain (loss)	369	995
Employer contributions	1,308	321
Benefits paid	(1,308)	(1,272)
Assets, end of year	$ 20,984	$ 19,639